Morgan Stanley International SmallCap Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2001

Dear Shareholder:
Throughout 2000 and most of 2001, the international small-cap market, as defined by the Morgan Stanley Capital International Europe, Australia and Far East (MSCI
EAFE) Small Cap Index, was more resilient than the international large-cap market as measured by the MSCI EAFE Index. Following the September terrorist attacks on the United States, however, small-cap stocks were hit harder than large caps. International small caps had already been experiencing a stronger negative impact as the severe slowdown that began in the United States spread throughout the world economy. Amid the recovery that ensued among the markets in October and November, international small caps did not manage to recoup the losses they suffered in September. It appears that investors have focused on the large-cap market in an attempt to reduce risk in this period of uncertainty. Small-cap stocks in the United States, in contrast, were one of the best-performing asset classes globally, with the Russell 2000 Index declining just 6.54 percent in the six-month period ended November 30, 2001.

Performance and Portfolio Strategy
For the six-month period ended November 30, 2001, Morgan Stanley International SmallCap Fund's Class B shares posted a total return of -9.22 percent, compared to -12.29 percent for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. For the same period, the Fund's Class A, C and D shares returned -8.84 percent, -9.35 percent and -8.75 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the Fund's outperformance relative to the MSCI EAFE Index during the period can be attributed to positive stock selection across seven of the eight market sectors in which the Fund maintained investments. Of note is the Fund's stock selection within such defensive sectors as health care and consumer staples, both of which were overweighted in the Fund's portfolio relative to its benchmark index. Also helping the Fund's relative performance was its lack of exposure to energy and telecommunications services.

Among the Fund's holdings in the health-care sector, performance was driven from a broad base. Ramsay Health Care (Australia) rose due to growth in the company's acute private and veterans' hospital. Fisher & Paykel (New Zealand) spun off its health-care unit, which makes systems for sleeping disorders and respiratory care, both growing businesses. Finally, SSL (United Kingdom) gained favor with investors after it made changes in senior management and addressed inventory problems.

Morgan Stanley International SmallCap Fund
Letter to the Shareholders / / November 30, 2001 CONTINUED

As of November 30, 2001, the Fund was overweighted in Japan but underweighted in Europe versus the MSCI EAFE Index. The sub-advisor has taken a defensive approach in Japan, seeking financially robust companies given the weak sentiment in the market. The Japanese market offers opportunities to invest in companies likely to benefit from a resurgence in spending on technology. Anticipating that such a scenario will occur, the sub-advisor has invested in several of these issues. Within Europe the Fund was neutrally weighted in Germany and significantly underweighted in the United Kingdom versus the Index. Country allocation is determined by the sub-advisor's ability to find stocks that meet its investment criteria.

The Fund's largest sector allocation at the close of November was to industrials, which represented 30.1 percent of its portfolio on November 30. In this area, the sub-advisor has found companies with good cash flows at reasonable valuations that typically dominate their markets. Aurea Concesiones (Spain, toll road construction and operation) was bought at a significant discount to its historical yield. The company has the title to some of the concessions along the major motorways in Spain. The Fund's consumer-staples allocation represents its largest sector overweighting relative to the Index. Companies in this sector offer strong franchises with defensive cash flows at reasonable valuations. Frucor Beverages (New Zealand, fruit beverages) was bid for by Groupe Danone. The company dominates the fruit beverage market in New Zealand and also sells the fast-growing energy drink, "V", which was attractive to Danone. Swedish Match, one of the Fund's top ten holdings, has made acquisitions to increase market share on non-cigarette products, which are gaining in popularity as cigarette use declines. The Fund's most significant underweighting relative to the MSCI EAFE Index continued to be in financials. In the market decline immediately after the events of September 11, we took advantage of a window of opportunity to add to companies with strong fundamentals at reasonable valuations. However, this window closed quickly as investors drove the market back up, believing a bottom had been reached.

Looking Ahead
In the short term, Morgan Stanley Investment Management remains cautious as global economic growth continues to slow, pressured by geopolitical conflict. The sub-advisor believes that the monetary policy and fiscal responses in this weak economic landscape have been significant, and expects economic growth to resume in the United States and abroad sometime during the second half of 2002. We continue to believe that the small-cap market offers value relative to the large-cap market.

Morgan Stanley International SmallCap Fund
Letter to the Shareholders / / November 30, 2001 CONTINUED

We appreciate your ongoing support of Morgan Stanley International SmallCap Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley International SmallCap Fund
FUND PERFORMANCE / / NOVEMBER 30, 2001

                                        Average Annual Total Returns
   ------------------------------------------------------------------------------------------------------
                      Class A*                                              Class B**
   -----------------------------------------------       ------------------------------------------------
   Period Ended 11/30/01                                 Period Ended 11/30/01
   -------------------------                             -------------------------
   1 Year                     (9.18)%(1)   (13.95)%(2)   1 Year                     (10.11)%(1)   (14.60)%(2)
   Since Inception (7/28/97)  0.56%(1)     (0.68)%(2)    5 Years                    (0.69)%(1)    (1.08)%(2)
                                                         Since Inception (7/29/94)  (1.05)%(1)    (1.05)%(2)

                      Class C+                                              Class D++
   -----------------------------------------------       ------------------------------------------------
   Period Ended 11/30/01                                 Period Ended 11/30/01
   -------------------------                             -------------------------
   1 Year                     (10.30)%(1)  (11.19)%(2)   1 Year                     (9.26)%(1)
   Since Inception (7/28/97)  (0.23)%(1)   (0.23)%(2)    Since Inception (7/28/97)  0.64%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common and Preferred Stocks and Rights (97.4%)
           Australia (2.1%)
           BEVERAGES: NON-ALCOHOLIC
 137,556   Neverfail Springwater Ltd...............  $   248,252
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
 167,296   Ramsay Health Care Ltd..................      418,681
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 252,271   Ausdoc Group Ltd........................      226,326
                                                     -----------
           Total Australia.........................      893,259
                                                     -----------
           Belgium (1.0%)
           FOOD: SPECIALTY/CANDY
  10,100   Omega Pharma S.A........................      419,667
                                                     -----------
           Denmark (2.4%)
           FOOD: SPECIALTY/CANDY
  11,200   Danisco AS..............................      400,212
                                                     -----------
           OTHER TRANSPORTATION
   7,380   Kobenhavns Lufthavne AS.................      411,105
                                                     -----------
           REGIONAL BANKS
   3,930   Sydbank A/S.............................      203,318
                                                     -----------
           Total Denmark...........................    1,014,635
                                                     -----------
           Finland (3.7%)
           BUILDING PRODUCTS
   5,920   Kone Corp. (B Shares)...................      400,995
  15,710   Uponor Oyj..............................      257,450
                                                     -----------
                                                         658,445
                                                     -----------
           INDUSTRIAL MACHINERY
  34,125   Metso Oyj...............................      328,509
 131,649   Rapala Normark Corp.....................      335,991
                                                     -----------
                                                         664,500
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
   9,915   KCI Konecranes International............      254,735
                                                     -----------
           Total Finland...........................    1,577,680
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           France (4.9%)
           AEROSPACE & DEFENSE
   1,200   Zodiac S.A..............................  $   214,920
                                                     -----------
           CASINO/GAMING
   5,212   Europeenne de Casinos...................      189,494
                                                     -----------
           ENVIRONMENTAL SERVICES
   4,544   Alliance et Gestion Commerciale.........      349,947
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  30,737   Neopost S.A.*...........................      937,226
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  19,953   L'Europeenne d'Extincteurs*.............      --
                                                     -----------
           SPECIALTY INSURANCE
   4,925   Coface..................................      246,097
                                                     -----------
           TEXTILES
   2,613   Chargeurs S.A...........................      151,628
                                                     -----------
           Total France............................    2,089,312
                                                     -----------
           Germany (8.8%)
           APPAREL/FOOTWEAR
  10,240   Escada AG...............................      190,276
                                                     -----------
           AUTO PARTS: O.E.M.
  13,970   Beru AG.................................      613,622
                                                     -----------
           CONSTRUCTION MATERIALS
  15,269   Dyckerhoff AG (Pref.)...................      210,023
                                                     -----------
           HOME FURNISHINGS
  16,183   WMF - Wuerttembergische
            Metallwarenfabrik AG (Pref.)...........      208,973
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
  40,875   Mediclin AG*............................      186,678
                                                     -----------
           INDUSTRIAL MACHINERY
  36,350   Sartorius AG (Pref.)....................      245,763
                                                     -----------
           INVESTMENT MANAGERS
  12,896   MPC Muenchmeyer Petersen Capital AG*....      220,574
                                                     -----------
           MEDICAL SPECIALTIES
   4,900   Fresenius AG (Pref.)....................      410,273
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MEDICAL/NURSING SERVICES
  21,834   Marseille-Kliniken AG...................  $   205,300
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
  27,587   Techem AG*..............................      632,426
                                                     -----------
           OTHER TRANSPORTATION
   3,360   Fraport AG*.............................       81,240
                                                     -----------
           RESTAURANTS
  58,100   Kamps AG................................      463,054
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY
   2,901   SCS Standard Computersysteme*...........      --
                                                     -----------
           SPECIALTY STORES
   7,880   Moebel Walther AG - Vorzugsakt..........      102,320
                                                     -----------
           Total Germany...........................    3,770,522
                                                     -----------
           Hong Kong (1.5%)
           FOOD: SPECIALTY/CANDY
1,492,140  Vitasoy International Holdings Ltd......      235,329
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
 279,560   Asia Satellite Telecommunications
            Holdings Ltd...........................      399,679
                                                     -----------
           Total Hong Kong.........................      635,008
                                                     -----------
           Ireland (0.4%)
           REAL ESTATE DEVELOPMENT
  35,900   Green Property PLC......................      192,891
                                                     -----------
           Italy (3.1%)
           BEVERAGES: ALCOHOLIC
  36,500   Davide Campari-Milano SpA*..............      817,144
                                                     -----------
           CASINO/GAMING
  30,700   Lottomatica SpA*........................      180,346
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           ELECTRONIC COMPONENTS
   4,400   Saes Getters RNC........................  $    30,809
   6,540   Saes Getters SpA........................       66,819
                                                     -----------
                                                          97,628
                                                     -----------
           REGIONAL BANKS
 238,110   Cassa di Risparmio di Firenze SpA.......      223,889
                                                     -----------
           Total Italy.............................    1,319,007
                                                     -----------
           Japan (31.1%)
           AIR FREIGHT/COURIERS
  17,500   Yusen Air & Sea Service Co., Ltd........      115,599
                                                     -----------
           APPAREL/FOOTWEAR RETAIL
     500   Fast Retailing Co., Ltd.................       49,421
      54   Kyoto Kimono Yuzen Co., Ltd.............      166,113
   4,400   Ryohin Keikaku Co., Ltd.................       95,815
   7,900   Xebio Co., Ltd..........................      117,032
                                                     -----------
                                                         428,381
                                                     -----------
           AUTO PARTS: O.E.M.
   8,000   Nippon Cable System Inc.................       68,647
  18,000   Stanley Electric Co., Ltd...............      150,814
                                                     -----------
                                                         219,461
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC
   2,900   ITO EN, Ltd.............................      130,527
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED
   3,000   Stella Chemifa Corp.....................       44,953
                                                     -----------
           CHEMICALS: SPECIALTY
  39,000   Shin-Etsu Polymer Co., Ltd..............      121,865
                                                     -----------
           CONSUMER SUNDRIES
  11,100   Aderans Co., Ltd........................      366,615
                                                     -----------
           CONTAINERS/PACKAGING
   8,000   FP Corp.................................      267,465
   8,000   Fuji Seal, Inc..........................      298,551
                                                     -----------
                                                         566,016
                                                     -----------
           DRUGSTORE CHAINS
   3,400   Matsumotokiyoshi Co., Ltd...............      134,591
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           ELECTRICAL PRODUCTS
  10,400   Cosel Co., Ltd..........................  $   156,930
   4,000   Hosiden Corp............................       73,504
   8,200   Mirai Industry Co. Ltd..................       59,743
   6,600   Nidec Corp..............................      344,613
  20,000   Ushio Inc...............................      249,332
                                                     -----------
                                                         884,122
                                                     -----------
           ELECTRONIC COMPONENTS
   2,900   Enplas Corp.............................       54,817
   8,900   Jastec Co., Ltd.........................      248,563
  12,600   Zuken Inc...............................      105,060
                                                     -----------
                                                         408,440
                                                     -----------
           ELECTRONIC DISTRIBUTORS
   5,000   Dodwell BMS Ltd.........................       61,928
  13,200   Toyo Corp...............................      246,305
                                                     -----------
                                                         308,233
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
   5,400   CAC Corp................................      188,845
  24,000   Horiba, Ltd.............................      171,165
                                                     -----------
                                                         360,010
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
   6,600   Mimasu Semiconductor Industry Co.,
            Ltd....................................       77,631
                                                     -----------
           ELECTRONICS/APPLIANCES
  39,000   Omega Project Co., Ltd..................       26,520
  11,800   Rinnai Corp.............................      204,898
  14,600   Yokowo Co., Ltd.........................       99,870
                                                     -----------
                                                         331,288
                                                     -----------
           ENGINEERING & CONSTRUCTION
   8,000   Daimei Telecom Engineering Corp.........       29,920
                                                     -----------
           FINANCE/RENTAL/LEASING
   3,600   Aeon Credit Service Co., Ltd............      213,616
                                                     -----------
           FOOD RETAIL
   9,200   C & S Co., Ltd..........................      248,005

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

  10,400   Matsuya Foods Co., Ltd..................  $   191,953
   5,400   Mitta Co., Ltd..........................       90,051
                                                     -----------
                                                         530,009
                                                     -----------
           FOOD: MEAT/FISH/DAIRY
  32,000   Yonekyu Corp............................      190,399
                                                     -----------
           FOOD: SPECIALTY/CANDY
   4,800   Ariake Japan Co., Ltd...................      169,028
  22,000   Fujicco Co., Ltd........................      210,864
   4,000   Rock Field Co., Ltd.....................       97,466
                                                     -----------
                                                         477,358
                                                     -----------
           HOME BUILDING
     500   Higashi Nihon House Co., Ltd............          749
                                                     -----------
           HOUSEHOLD/PERSONAL CARE
   4,000   Milbon Co. Ltd..........................       94,876
   7,000   Morishita Jintan Co., Ltd...............       87,833
                                                     -----------
                                                         182,709
                                                     -----------
           INDUSTRIAL MACHINERY
   6,000   Arrk Corp...............................      245,285
  33,000   Daifuku Co., Ltd........................      142,921
   2,400   Fuji Machine Manufacturing Co., Ltd.....       39,634
   8,000   Japan Cash Machine Co., Ltd.............      118,514
   7,100   THK Co., Ltd............................      110,411
   2,700   Union Tool Co...........................      113,875
                                                     -----------
                                                         770,640
                                                     -----------
           INDUSTRIAL SPECIALTIES
   7,100   Fujimi Inc..............................      119,550
  36,000   Lintec Corp.............................      231,685
   4,200   Taiyo Ink Manufacturing Co., Ltd........      119,339
                                                     -----------
                                                         470,574
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES
       5   Acces Co., Ltd..........................       83,785
   2,000   Alpha Systems Inc.......................       98,600
  17,900   MKC-Stat Corp...........................      157,221
                                                     -----------
                                                         339,606
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MEDICAL DISTRIBUTORS
   2,000   Japan Medical Dynamic Marketing, Inc....  $    50,676
  14,600   Nagaileben Co., Ltd.....................      384,117
                                                     -----------
                                                         434,793
                                                     -----------
           MEDICAL SPECIALTIES
   9,000   Nakanishi, Inc..........................      205,456
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
     870   Bellsystem 24, Inc......................      338,056
                                                     -----------
           OTHER CONSUMER SERVICES
   3,000   H.I.S. Co., Ltd.........................       47,843
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  34,000   Combi Corp..............................      286,246
                                                     -----------
           PACKAGED SOFTWARE
   6,100   Fuji Soft ABC Inc.......................      251,842
   7,000   Trend Micro Inc.*.......................      181,899
                                                     -----------
                                                         433,741
                                                     -----------
           PHARMACEUTICALS: OTHER
  11,000   Hisamitsu Pharmaceutical Co., Inc.......      169,991
                                                     -----------
           PUBLISHING: BOOKS/MAGAZINES
       8   Shoeisha Co., Ltd.......................       29,467
                                                     -----------
           REAL ESTATE DEVELOPMENT
     700   Sekiwa Real Estate Chubu, Ltd...........        2,833
  38,000   Sekiwa Real Estate, Ltd.................      141,812
  34,000   TOC Co., Ltd............................      183,032
                                                     -----------
                                                         327,677
                                                     -----------
           RECREATIONAL PRODUCTS
  28,000   Takara Co., Ltd.........................      264,065
   9,400   Tomy Co., Ltd...........................      146,483
                                                     -----------
                                                         410,548
                                                     -----------
           RESTAURANTS
   5,800   Doutor Coffee Co., Ltd..................      342,751
  22,000   Ichibanya Co., Ltd......................      178,094
   7,000   Origin Toshu Co., Ltd...................      188,699
   6,100   Plenus Co., Ltd.........................      288,877
  13,300   Saint Marc Co., Ltd.....................      409,131

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

   5,900   Saizeriya Co., Ltd......................  $   236,420
   6,200   Watami Food Service Co., Ltd............      116,441
                                                     -----------
                                                       1,760,413
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY
   2,100   Nichii Gakkan Co........................      105,570
                                                     -----------
           SPECIALTY STORES
  16,700   Nitori Co...............................      383,939
   3,300   Otsuka Kagu Ltd.........................      133,571
  16,700   Tsutsumi Jewelry Co., Ltd...............      327,159
                                                     -----------
                                                         844,669
                                                     -----------
           WHOLESALE DISTRIBUTORS
   5,100   Misumi Corp.............................      189,088
                                                     -----------
           Total Japan.............................   13,286,870
                                                     -----------
           Netherlands (9.0%)
           AGRICULTURAL COMMODITIES/ MILLING
  20,452   Nutreco Holding NV......................      613,545
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  22,320   BE Semiconductor Industries NV*.........      167,896
  32,000   BE Semiconductor Industries NV..........       63,466
           ENGINEERING & CONSTRUCTION
  17,309   Hollandsche Beton Groep NV..............      184,142
                                                     -----------
           FOOD: SPECIALTY/CANDY
  31,340   CSM NV..................................      620,516
                                                     -----------
           INDUSTRIAL CONGLOMERATES
  18,530   Imtech NV...............................      340,999
                                                     -----------
           MEDICAL DISTRIBUTORS
   6,100   OPG Groep NV............................      210,308
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  17,763   Samas Groep NV..........................      108,007
                                                     -----------
           OILFIELD SERVICES/EQUIPMENT
  16,095   IHC Caland NV*..........................      722,095
                                                     -----------
           REAL ESTATE DEVELOPMENT
   5,400   Haslemere NV............................      225,827
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           RECREATIONAL PRODUCTS
  50,100   Head NV.................................  $   153,437
                                                     -----------
           WHOLESALE DISTRIBUTORS
  40,598   Buhrmann NV.............................      413,726
                                                     -----------
           Total Netherlands.......................    3,823,964
                                                     -----------
           New Zealand (3.9%)
           BEVERAGES: NON-ALCOHOLIC
 365,700   Frucor Beverages Group Ltd..............      360,984
                                                     -----------
           CASINO/GAMING
 152,396   Sky City Ltd............................      395,436
                                                     -----------
           CONSTRUCTION MATERIALS
 443,434   Fletcher Building Ltd...................      530,061
                                                     -----------
           ELECTRONICS/APPLIANCES
  32,069   Fischer & Paykel Appliance Holdings
            Ltd....................................      126,887
                                                     -----------
           MEDICAL SPECIALTIES
  30,790   Fisher & Paykel Healthcare Corp.,
            Ltd....................................      234,678
                                                     -----------
           Total New Zealand.......................    1,648,046
                                                     -----------
           Norway (1.7%)
           LIFE/HEALTH INSURANCE
  37,600   Storebrand ASA..........................      208,175
                                                     -----------
           REGIONAL BANKS
  17,920   Gjensidige NOR Sparebank................      511,139
                                                     -----------
           Total Norway............................      719,314
                                                     -----------
           Spain (3.6%)
           MISCELLANEOUS COMMERCIAL SERVICES
  52,400   Amadeus Global Travel Distribution S.A.
            (A Shares).............................      281,545
                                                     -----------
           OTHER TRANSPORTATION
  24,900   Aurea Concesiones de Infraestructuras
            del Estadado S.A.......................      512,853
                                                     -----------
           PULP & PAPER
  22,263   Miquel y Costas & Miquel, S.A...........      522,337

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

  23,117   Miquel y Costas & Miquel,
            S.A. - Rights..........................  $   241,565
                                                     -----------
                                                         763,902
                                                     -----------
           Total Spain.............................    1,558,300
                                                     -----------
           Sweden (5.2%)
           AUTO PARTS: O.E.M.
  25,800   Haldex AB...............................      211,813
                                                     -----------
           MEDICAL SPECIALTIES
  28,065   Getinge Industrier AB
            (B Shares).............................      430,533
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  76,400   Esselte AB (B Shares)...................      344,080
                                                     -----------
           STEEL
  16,800   Hoganas AB (Class B)....................      257,722
                                                     -----------
           TOBACCO
 191,755   Swedish Match AB........................      962,553
                                                     -----------
           Total Sweden............................    2,206,701
                                                     -----------
           Switzerland (4.1%)
           BUILDING PRODUCTS
     820   Zehnder Holding AG......................      473,922
                                                     -----------
           COMMERCIAL PRINTING/FORMS
   1,486   Edipresse S.A. (Bearer Shares)..........      396,387
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
   1,075   Leica Geosystems AG*....................      121,772
                                                     -----------
           INDUSTRIAL MACHINERY
   4,960   Bobst Group AG..........................      151,791
   5,540   Saurer AG...............................       98,688
                                                     -----------
                                                         250,479
                                                     -----------
           MEDICAL DISTRIBUTORS
     166   Galenica Holding AG.....................      135,469
                                                     -----------
           SPECIALTY STORES
   2,445   Valora Holding AG.......................      393,106
                                                     -----------
           Total Switzerland.......................    1,771,135
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           United Kingdom (10.9%)
           BROADCASTING
  99,180   SMG PLC.................................  $   216,237
                                                     -----------
           BUILDING PRODUCTS
 179,550   Novar PLC...............................      312,148
  88,140   SIG PLC.................................      322,630
                                                     -----------
                                                         634,778
                                                     -----------
           CHEMICALS: SPECIALTY
  75,200   British Vita PLC........................      224,500
                                                     -----------
           FINANCE/RENTAL/LEASING
  94,900   Cattles PLC.............................      385,413
                                                     -----------
           FOOD: SPECIALTY/CANDY
 355,340   Devro PLC...............................      303,968
                                                     -----------
           INDUSTRIAL MACHINERY
  66,030   Spirax-Sarco Engineering PLC............      367,145
 202,940   The Six Hundred Group PLC...............      179,297
                                                     -----------
                                                         546,442
                                                     -----------
           MEDICAL DISTRIBUTORS
  51,447   Alliance Unichem PLC....................      397,351
                                                     -----------
           MEDICAL SPECIALTIES
  80,260   SSL International PLC...................      647,909
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 388,100   PHS Group PLC...........................      486,677
                                                     -----------
           MISCELLANEOUS MANUFACTURING
  50,680   Halma PLC...............................      122,772
                                                     -----------
           PERSONNEL SERVICES
 125,146   Michael Page International PLC*.........      300,491
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           RESTAURANTS
  29,585   Luminar PLC.............................  $   375,212
                                                     -----------
           Total United Kingdom....................    4,641,750
                                                     -----------

  Total Investments
   (COST $48,207,618) (A).................    97.4%  41,568,061
  Other Assets in Excess of Liabilities...     2.6    1,108,760
                                            ------  -----------
  Net Assets..............................   100.0% $42,676,821
                                            ======  ===========

---------------------------------------------------

   *    NON-INCOME PRODUCING SECURITY.
   (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,432,646 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $9,072,203, RESULTING IN NET UNREALIZED DEPRECIATION OF $6,639,557.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
NOVEMBER 30, 2001:
                                                        UNREALIZED
      CONTRACTS          IN EXCHANGE     DELIVERY     APPRECIATION/
     TO DELIVER              FOR           DATE       (DEPRECIATION)
---------------------------------------------------------------------
     CHF 19,958          $   12,110      12/3/01          $ (44)
     EUR 92,588          $   82,329      12/3/01           (583)
      GBP 4,582          $    6,531      12/3/01              1
     $   25,621          EUR 28,836      12/4/01            202
                                                          -----
      Net unrealized depreciation.................        $(424)
                                                          =====

CURRENCY ABBREVIATIONS:

CHF  Swiss Franc.
EUR  Euro.
GBP  British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
SUMMARY OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED)

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Aerospace & Defense.....................  $   214,920       0.5%
Agricultural Commodities/ Milling.......      613,545       1.4
Air Freight/Couriers....................      115,599       0.3
Apparel/Footwear........................      190,276       0.5
Apparel/Footwear Retail.................      428,382       1.0
Auto Parts: O.E.M.......................    1,044,896       2.5
Beverages: Alcoholic....................      817,144       1.9
Beverages: Non-Alcoholic................      739,764       1.7
Broadcasting............................      216,237       0.5
Building Products.......................    1,767,145       4.1
Casino/Gaming...........................      765,276       1.8
Chemicals: Major Diversified............       44,953       0.1
Chemicals: Specialty....................      346,365       0.8
Commercial Printing/Forms...............      396,387       0.9
Construction Materials..................      740,084       1.7
Consumer Sundries.......................      366,615       0.9
Containers/Packaging....................      566,016       1.3
Drugstore Chains........................      134,591       0.3
Electrical Products.....................      884,122       2.1
Electronic Components...................      506,067       1.2
Electronic Distributors.................      308,233       0.7
Electronic Equipment/ Instruments.......      481,782       1.1
Electronic Production Equipment.........      308,993       0.7
Electronics/Appliances..................      458,175       1.1
Engineering & Construction..............      214,062       0.5
Environmental Services..................      349,947       0.8
Finance/Rental/Leasing..................      599,029       1.4
Food Retail.............................      530,009       1.2
Food: Meat/Fish/Dairy...................      190,399       0.4
Food: Specialty/Candy...................    2,457,050       5.8
Home Building...........................          749       0.0
Home Furnishings........................      208,973       0.5
Hospital/Nursing Management.............      605,359       1.4
Household/Personal Care.................      182,709       0.4
Industrial Conglomerates................      340,999       0.8
Industrial Machinery....................    2,477,823       5.8
Industrial Specialties..................      470,574       1.1
Information Technology Services.........      339,606       0.8
Investment Managers.....................      220,574       0.5

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Life/Health Insurance...................  $   208,175       0.5%
Medical Distributors....................    1,177,921       2.8
Medical Specialties.....................    1,928,850       4.5
Medical/Nursing Services................      205,300       0.5
Miscellaneous Commercial Services.......    1,965,030       4.6
Miscellaneous Manufacturing.............      122,772       0.3
Office Equipment/Supplies...............    1,389,313       3.3
Oilfield Services/Equipment.............      722,095       1.7
Other Consumer Services.................       47,843       0.1
Other Consumer Specialties..............      286,246       0.7
Other Transportation....................    1,005,198       2.4
Packaged Software.......................      433,741       1.0
Personnel Services......................      300,491       0.7
Pharmaceuticals: Other..................      169,991       0.4
Publishing: Books/Magazines.............       29,467       0.1
Pulp & Paper............................      763,902       1.8
Real Estate Development.................      746,395       1.8
Recreational Products...................      563,985       1.3
Regional Banks..........................      938,346       2.2
Restaurants.............................    2,598,680       6.1
Services To The Health Industry.........      105,569       0.2
Specialty Insurance.....................      246,097       0.6
Specialty Stores........................    1,340,095       3.1
Specialty Telecommunications............      399,679       0.9
Steel...................................      257,722       0.6
Textiles................................      151,628       0.4
Tobacco.................................      962,553       2.3
Trucks/Construction/Farm Machinery......      254,735       0.6
Wholesale Distributors..................      602,813       1.4
                                          -----------   -------
                                          $41,568,061      97.4%
                                          ===========   =======

                                                       PERCENT OF
TYPE OF INVESTMENT                           VALUE     NET ASSETS

-----------------------------------------------------------------

Common Stocks...........................  $40,251,464      94.3%
Preferred Stocks........................    1,075,032       2.5
Rights..................................      241,565       0.6
                                          -----------   -------
                                          $41,568,061      97.4%
                                          ===========   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2001 (UNAUDITED)

Assets:
Investments in securities, at value (cost $48,207,618).....................  $41,568,061
Cash (including $71,897 in foreign currency)...............................      876,096
Receivable for:
  Investments sold.........................................................      270,108
  Foreign withholding taxes reclaimed......................................       95,980
  Shares of beneficial interest sold.......................................       64,101
  Dividends................................................................       32,059
Prepaid expenses and other assets..........................................       68,214
                                                                             -----------
    Total Assets...........................................................   42,974,619
                                                                             -----------
Liabilities:
Payable for:
  Investments purchased....................................................      130,099
  Shares of beneficial interest repurchased................................       63,311
  Investment management fee................................................       40,824
  Distribution fee.........................................................       31,196
Accrued expenses and other payables........................................       32,368
                                                                             -----------
    Total Liabilities......................................................      297,798
                                                                             -----------
    Net Assets.............................................................  $42,676,821
                                                                             ===========
Composition of Net Assets:
Paid-in-capital............................................................  $54,177,718
Net unrealized depreciation................................................   (6,640,543)
Accumulated net investment loss............................................     (386,419)
Accumulated net realized loss..............................................   (4,473,935)
                                                                             -----------
    Net Assets.............................................................  $42,676,821
                                                                             ===========
Class A Shares:
Net Assets.................................................................     $737,878
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................       81,274
    Net Asset Value Per Share..............................................  $      9.08
                                                                             ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................  $      9.58
                                                                             ===========
Class B Shares:
Net Assets.................................................................  $36,131,599
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................    4,080,350
    Net Asset Value Per Share..............................................  $      8.86
                                                                             ===========
Class C Shares:
Net Assets.................................................................     $981,875
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................      111,281
    Net Asset Value Per Share..............................................  $      8.82
                                                                             ===========
Class D Shares:
Net Assets.................................................................   $4,825,469
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................      532,085
    Net Asset Value Per Share..............................................  $      9.07
                                                                             ===========

Statement of Operations
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $73,625 foreign withholding tax).........................  $   397,318
Interest...................................................................       15,927
                                                                             -----------
    Total Income...........................................................      413,245
                                                                             -----------
Expenses
Investment management fee..................................................      270,824
Distribution fee (Class A shares)..........................................        1,535
Distribution fee (Class B shares)..........................................      198,793
Distribution fee (Class C shares)..........................................        5,462
Transfer agent fees and expenses...........................................       60,548
Custodian fees.............................................................       44,455
Registration fees..........................................................       36,393
Professional fees..........................................................       30,571
Shareholder reports and notices............................................       26,219
Trustees' fees and expenses................................................        6,252
Other......................................................................       13,509
                                                                             -----------
    Total Expenses.........................................................      694,561
                                                                             -----------
    Net Investment Loss....................................................     (281,316)
                                                                             -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments..............................................................   (2,045,485)
  Foreign exchange transactions............................................       73,959
                                                                             -----------
    Net Loss...............................................................   (1,971,526)
                                                                             -----------
Net change in unrealized appreciation/ depreciation on:
  Investments..............................................................   (2,351,934)
  Translation of forward foreign currency contracts and other assets and
   liabilities denominated in foreign currencies...........................       14,464
                                                                             -----------
    Net Depreciation.......................................................   (2,337,470)
                                                                             -----------
    Net Loss...............................................................   (4,308,996)
                                                                             -----------
Net Decrease...............................................................  $(4,590,312)
                                                                             ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                                                 FOR THE SIX     FOR THE YEAR
                                                                MONTHS ENDED        ENDED
                                                              NOVEMBER 30, 2001  MAY 31, 2001
                                                              -----------------  ------------
                                                                 (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (281,316)    $   (359,980)
Net realized gain (loss)....................................      (1,971,526)         985,574
Net change in unrealized depreciation.......................      (2,337,470)      (7,765,438)
                                                                ------------     ------------

    Net Decrease............................................      (4,590,312)      (7,139,844)
                                                                ------------     ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................        --                (12,839)
Class B shares..............................................        --                (64,558)
Class C shares..............................................        --                 (4,627)
Class D shares..............................................        --                (28,068)
                                                                ------------     ------------

    Total Dividends.........................................        --               (110,092)
                                                                ------------     ------------

Net decrease from transactions in shares of beneficial
 interest...................................................      (8,615,069)      (7,711,866)
                                                                ------------     ------------

    Net Decrease............................................     (13,205,381)     (14,961,802)
Net Assets:
Beginning of period.........................................      55,882,202       70,844,004
                                                                ------------     ------------
End of Period (Including accumulated net investment losses
 of $386,419 and $105,103, respectively)....................    $ 42,676,821     $ 55,882,202
                                                                ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $9,992,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of approximately $24,000, and $50, respectively and received approximately $13,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2001 aggregated $16,085,253 and $20,129,689, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                  ENDED
                                   NOVEMBER 30, 2001            MAY 31, 2001
                                ------------------------  -------------------------
                                      (UNAUDITED)
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  -------------
CLASS A SHARES
Sold..........................   2,251,483  $ 21,360,815   9,932,265  $ 104,659,749
Reinvestment of dividends.....      --           --              831          8,120
Redeemed......................  (2,663,637)  (25,527,011) (9,610,380)  (101,994,116)
                                ----------  ------------  ----------  -------------
Net increase (decrease) --
 Class A......................    (412,154)   (4,166,196)    322,716      2,673,753
                                ----------  ------------  ----------  -------------
CLASS B SHARES
Sold..........................   1,644,347    14,697,122   5,137,265     53,938,525
Reinvestment of dividends.....      --           --            6,042         58,120
Redeemed......................  (2,139,753)  (19,236,711) (6,467,339)   (68,248,615)
                                ----------  ------------  ----------  -------------
Net decrease -- Class B.......    (495,406)   (4,539,591) (1,324,032)    14,251,970
                                ----------  ------------  ----------  -------------
CLASS C SHARES
Sold..........................     400,314     3,551,884     876,341      8,929,946
Reinvestment of dividends.....      --           --              458          4,393
Redeemed......................    (389,575)   (3,480,413)   (869,259)    (8,896,725)
                                ----------  ------------  ----------  -------------
Net increase -- Class C.......      10,739        71,471       7,540         37,614
                                ----------  ------------  ----------  -------------
CLASS D SHARES
Sold..........................     665,103     6,314,327     482,649      4,964,532
Reinvestment of dividends.....      --           --              133          1,302
Redeemed......................    (666,377)   (6,295,082)   (107,854)    (1,137,097)
                                ----------  ------------  ----------  -------------
Net increase (decrease) --
 Class D......................      (1,274)       19,245     374,928      3,828,737
                                ----------  ------------  ----------  -------------
Net decrease in Fund..........    (898,095) $ (8,615,069)   (618,848) $  (7,711,866)
                                ==========  ============  ==========  =============

6. Federal Income Tax Status
Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $41,000 during fiscal 2001.

As of May 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2001, there were outstanding forward contracts.

At November 30, 2001 the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan bank N.A., the Fund's custodian.

At November 30, 2001, investments in securities of issuers in Japan represented 31.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                         FOR THE PERIOD
                                             FOR THE SIX             FOR THE YEAR ENDED MAY 31,          JULY 28, 1997*
                                             MONTHS ENDED         --------------------------------           THROUGH
                                          NOVEMBER 30, 2001        2001         2000         1999         MAY 31, 1998
                                          ------------------      -------      -------      ------       ---------------
                                             (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period....        $ 9.96            $11.42       $ 8.93       $8.85            $ 8.96
                                                ------            ------       ------       -----            ------
Income (loss) from investment
 operations:
  Net investment income (loss)..........         (0.01)            (0.01)        0.02         -              -
  Net realized and unrealized gain
   (loss)...............................         (0.87)            (1.34)        2.47        0.08             (0.11)
                                                ------            ------       ------       -----            ------
Total income (loss) from investment
 operations.............................         (0.88)            (1.35)        2.49        0.08             (0.11)
                                                ------            ------       ------       -----            ------

Dividends from net investment income....       -                   (0.11)        -            -              -
                                                ------            ------       ------       -----            ------

Net asset value, end of period..........        $ 9.08            $ 9.96       $11.42       $8.93            $ 8.85
                                                ======            ======       ======       =====            ======
Total Return+...........................         (8.84)%(1)       (11.96)%      28.40%       0.68%            (1.23)%(1)
Ratios to Average Net Assets:
Expenses................................          2.33%(2)(3)       2.06%(3)     2.10%(3)    2.36%(3)          2.52%(2)
Net investment income (loss)............         (0.58)%(2)(3)      0.10%(3)     0.00%(3)   (0.12)%(3)         0.03%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................          $738            $4,917       $1,950        $491              $318
Portfolio turnover rate.................            35%(1)            65%          94%         31%              178%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Highlights CONTINUED

                                         FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                        MONTHS ENDED          ---------------------------------------------------------------
                                     NOVEMBER 30, 2001++      2001++        2000++        1999++        1998*++        1997
                                     -------------------      -------       -------       -------       -------      --------
                                         (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  9.76           $ 11.19       $  8.82       $  8.80       $  8.92      $  10.28
                                            -------           -------       -------       -------       -------      --------
Income (loss) from investment
 operations:
  Net investment loss..............           (0.06)            (0.07)        (0.09)        (0.09)        (0.11)        (0.16)
  Net realized and unrealized gain
   (loss)..........................           (0.84)            (1.35)         2.46          0.11         (0.01)        (0.88)
                                            -------           -------       -------       -------       -------      --------
Total income (loss) from investment
 operations........................           (0.90)            (1.42)         2.37          0.02         (0.12)        (1.04)
                                            -------           -------       -------       -------       -------      --------
Dividends from net investment
 income............................        -                    (0.01)         -             -             -            (0.38)
                                            -------           -------       -------       -------       -------      --------

Capital contribution...............        -                     -             -             -             -             0.06
                                            -------           -------       -------       -------       -------      --------

Net asset value, end of period.....         $  8.86           $  9.76       $ 11.19       $  8.82       $  8.80      $   8.92
                                            =======           =======       =======       =======       =======      ========
Total Return+......................           (9.22)%(4)       (12.74)%       27.27%         0.00%        (1.35)%       (9.52)%(1)
Ratios to Average Net Assets:
Expenses...........................            3.08%(2)(3)       2.86%(2)      2.86%(2)      3.12%(2)      3.06%         2.89%
Net investment loss................           (1.33)%(2)(3)     (0.68)%(2)    (0.76)%(2)    (0.88)%(2)    (1.24)%       (1.34)%
Supplemental Data:
Net assets, end of period, in
 thousands.........................         $36,132           $44,681       $66,038       $48,711       $69,960      $105,308
Portfolio turnover rate............              35%(4)            65%           94%           31%          178%           46%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) INCLUDES VOLUNTARY CAPITAL CONTRIBUTION FROM MORGAN GRENFELL INVESTMENT SERVICES LIMITED, THE FORMER SUB-ADVISOR, THE EFFECT OF WHICH WAS TO INCREASE TOTAL RETURN BY 0.59%.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  ANNUALIZED
(4)  NOT ANNUALIZED

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Highlights CONTINUED

                                                                                                        FOR THE PERIOD
                                             FOR THE SIX            FOR THE YEAR ENDED MAY 31,          JULY 28, 1997*
                                            MONTHS ENDED         --------------------------------          THROUGH
                                          NOVEMBER 30, 2001       2001         2000         1999         MAY 31, 1998
                                          -----------------      -------      -------      ------       --------------
                                             (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.73            $11.21       $ 8.83       $ 8.80           $ 8.96
                                               ------            ------       ------       ------           ------
Income (loss) from investment
 operations:
  Net investment loss...................        (0.06)            (0.03)       (0.07)       (0.06)           (0.09)
  Net realized and unrealized gain
   (loss)...............................        (0.85)            (1.39)        2.45         0.09            (0.07)
                                               ------            ------       ------       ------           ------
Total income (loss) from investment
 operations.............................        (0.91)            (1.42)        2.38         0.03            (0.16)
                                               ------            ------       ------       ------           ------

Dividends from net investment income....       -                  (0.06)        -            -              -
                                               ------            ------       ------       ------           ------

Net asset value, end of period..........       $ 8.82            $ 9.73       $11.21       $ 8.83           $ 8.80
                                               ======            ======       ======       ======           ======
Total Return+...........................        (9.35)%(1)       (12.78)%      27.21%        0.23%           (1.79)%(1)
Ratios to Average Net Assets:
Expenses................................         3.08%(2)(3)       2.86%(3)     2.86%(3)     2.90%(3)         3.16%(2)
Net investment loss.....................        (1.33)%(2)(3)     (0.68)%(3)   (0.76)%(3)   (0.66)%(3)       (1.37)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................         $982              $979       $1,042         $189              $77
Portfolio turnover rate.................           35%(1)            65%          94%          31%             178%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Highlights CONTINUED

                                                                                                        FOR THE PERIOD
                                             FOR THE SIX            FOR THE YEAR ENDED MAY 31,          JULY 28, 1997*
                                            MONTHS ENDED         --------------------------------          THROUGH
                                          NOVEMBER 30, 2001       2001         2000         1999         MAY 31, 1998
                                          -----------------      -------      -------      ------       --------------
                                             (UNAUDITED)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.95            $11.45       $ 8.94       $8.87            $ 8.96
                                               ------            ------       ------       -----            ------
Income (loss) from investment
 operations:
  Net investment income (loss)..........        (0.02)             0.07         0.03        0.04            -
  Net realized and unrealized gain
   (loss)...............................        (0.86)            (1.42)        2.48        0.03             (0.09)
                                               ------            ------       ------       -----            ------
Total income (loss) from investment
 operations.............................        (0.88)            (1.35)        2.51        0.07             (0.09)
                                               ------            ------       ------       -----            ------

Dividends from net investment income....       -                  (0.15)        -            -              -
                                               ------            ------       ------       -----            ------

Net asset value, end of period..........       $ 9.07            $ 9.95       $11.45       $8.94            $ 8.87
                                               ======            ======       ======       =====            ======
Total Return+...........................        (8.75)%(1)       (11.92)%      28.48%       0.56%            (1.00)%(1)
Ratios to Average Net Assets:
Expenses................................         2.08%(2)(3)       1.86%(3)     1.86%(3)    2.12%(3)          2.31%(2)
Net investment income (loss)............        (0.33)%(2)(3)      0.32%(3)     0.24%(3)    0.12%(3)         (0.02)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $4,825            $5,306       $1,813        $530              $850
Portfolio turnover rate.................           35%(1)            65%          94%         31%              178%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                          [Morgan Stanley Logo]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder
                                                                        [Photo]
OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and
 General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS                                  Morgan Stanley
Deloitte & Touche LLP                                 International
Two World Financial Center                            SmallCap Fund
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the
Fund. For more detailed information
about the Fund, its officers and
trustees, fees, expenses and other
pertinent information, please read the
prospectus of the Fund. The Fund's
Statement of Additional Information
contains additional information about
the Fund, including its trustees. It is
available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution
to prospective investors in the Fund unless
preceded or accompanied by an effective
prospectus. Read the prospectus carefully
before investing.                                   SEMIANNUAL REPORT
                                                    NOVEMBER 30, 2001
Morgan Stanley Distributors Inc., member NASD.      ----------------------------